UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811- 06565

Tekla World Healthcare Fund

(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Laura Woodward
Tekla World Healthcare Fund
100 Federal Street, 19th Floor, Boston MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:  617-772-8500

Date of fiscal year end:  September 30

Date of reporting period:  7/1/14-6/30/15

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, no later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record.

Tekla World Healthcare Fund did not own any voting securities for which a proxy instruction for a meeting of security holders was given by such Funds or solicited from such Funds during the period covered by this report on Form N-PX.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla World Healthcare Fund

By (Signature and Title)*

/s/ Daniel R. Omstead
(Daniel R. Omstead, President)

Date	8/28/15

*Print the name and title of each signing officer under his or her signature.